5. REVERSE TAKEOVER: Schedule of Fair Value Measurement of Convertible Series I Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Fair Value Measurement of Convertible Series I Preferred Shares

Volatility	80%
Risk-free rate	0.319%
Time to liquidation in years	2.0